Capital Group Central Corporate Bond Fund
Investment portfolio
August 31, 2026
unaudited

Bonds, notes & other debt instruments 91.79% Corporate bonds and notes 84.58% Financials 23.79%	Principal amount (000)	Value (000)
American Express Co. 1.65% 11/4/2026	USD21,868	$21,779
American Express Co. 2.55% 3/4/2027	3,270	3,243
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (a)	13,876	13,750
American Express Co. 4.05% 5/3/2029	7,963	7,859
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (a)	7,892	7,805
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (a)	6,550	6,376
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (a)	1,621	1,604
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (a)	4,425	4,413
American Express Co., Series E, 6.45% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.119% on 9/15/2031) (a)	6,929	6,981
American International Group, Inc. 5.125% 3/27/2033	11,371	11,263
American International Group, Inc. 5.45% 5/7/2035	6,168	6,150
American International Group, Inc. 4.375% 6/30/2050	6,292	4,991
Aon Corp. 5.35% 2/28/2033	1,508	1,505
Aon Corp. 3.90% 2/28/2052	4,071	2,840
Aon North America, Inc. 5.45% 3/1/2034	21,163	21,035
Aon North America, Inc. 5.75% 3/1/2054	10,648	9,825
Apollo Debt Solutions BDC 5.70% 1/23/2031 (b)	4,453	4,336
Arch Capital Group, Ltd. 5.25% 6/15/2036	3,609	3,516
Arch Capital Group, Ltd. 5.95% 6/15/2056	5,960	5,785
Ares Strategic Income Fund 5.55% 4/15/2031	4,313	4,167
Arthur J. Gallagher & Co. 3.50% 5/20/2051	863	570
Arthur J. Gallagher & Co. 5.55% 2/15/2055	417	377
Athene Global Funding 5.543% 8/22/2035 (b)	3,000	2,885
Athene Holding, Ltd. 6.15% 8/15/2036	3,886	3,847
Athene Holding, Ltd. 6.625% 5/19/2055	17,540	16,507
Bank of America Corp. 3.194% 7/23/2030 (3-month USD CME Term SOFR + 1.442% on 7/23/2029) (a)	7,081	6,749
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (a)	6,304	5,923
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (a)	9,179	8,144
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (a)	3,532	3,110
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (a)	22,250	19,986
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (a)	2,101	1,883
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (a)	33,649	32,971
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	61,259	53,567
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (a)	34,755	30,980
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (a)	12,500	12,488
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (a)	32,094	30,832
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (a)	2,679	1,598
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (a)	15,775	15,758
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (a)	2,401	2,378
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	10,432	8,146
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	1,950	1,403
Blackstone Private Credit Fund 6.20% 11/15/2031	4,418	4,374
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	4,875	4,641
Blackstone, Inc. 5.00% 12/6/2034	5,889	5,696
Capital Group Central Corporate Bond Fund — Page 1 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (a)(b)	USD5,000	$5,013
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	3,750	3,875
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	11,376	11,558
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	6,638	6,614
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	14,673	13,937
Brown & Brown, Inc. 4.90% 6/23/2030	4,000	3,957
Brown & Brown, Inc. 5.25% 6/23/2032	24,435	24,065
Brown & Brown, Inc. 5.55% 6/23/2035	12,213	11,941
Brown & Brown, Inc. 6.25% 6/23/2055	16,319	15,694
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	876	889
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	5,205	5,094
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(b)	2,300	2,268
CaixaBank SA 5.402% 4/22/2037 (USD-SOFR + 1.53% on 4/22/2036) (a)(b)	10,516	10,180
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (a)	2,371	2,465
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (a)	2,359	2,381
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (a)	4,350	4,154
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (a)	10,685	10,305
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (a)	16,714	16,483
Charles Schwab Corp. (The) 5.655% 8/12/2037 (USD-SOFR + 1.32% on 8/12/2036) (a)	8,225	8,201
Chubb INA Holdings, LLC 5.00% 3/15/2034	77,669	76,206
Chubb INA Holdings, LLC 4.90% 8/15/2035	16,193	15,579
Chubb INA Holdings, LLC 5.30% 5/20/2036	4,304	4,241
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	330
Citibank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (a)	14,120	14,065
Citibank, NA 4.914% 5/29/2030	5,700	5,708
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (a)	49,550	48,862
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (a)	11,643	11,489
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (a)	5,503	5,169
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (a)	2,594	2,396
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (a)	18,227	16,646
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (a)	8,191	7,993
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (a)	15,969	13,980
Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034) (a)	4,618	4,605
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (a)	5,875	5,786
Corebridge Financial, Inc. 3.90% 4/5/2032	11,777	10,907
Corebridge Financial, Inc. 5.90% 8/20/2036	10,000	10,044
Corebridge Global Funding 4.90% 12/3/2029 (b)	4,525	4,503
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (a)	5,370	5,331
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (a)	2,000	1,866
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (a)	13,837	13,445
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (a)	15,610	15,373
Equitable America Global Funding 5.125% 6/15/2031 (b)	15,000	14,857
Goldman Sachs BDC, Inc. 5.10% 1/28/2029	7,638	7,489
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (a)	15,000	14,956
Goldman Sachs Group, Inc. 2.60% 2/7/2030	4,679	4,323
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (a)	23,719	22,938
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (a)	11,099	10,754
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (a)	728	717
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031) (a)	4,829	4,216
Goldman Sachs Group, Inc. 5.24% 7/21/2032 (USD-SOFR + 1.17% on 7/21/2031) (a)	18,579	18,477
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (a)	9,035	7,928
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (a)	94,049	88,919
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (a)	84,978	82,793
Goldman Sachs Group, Inc. 5.655% 7/21/2037 (USD-SOFR + 1.45% on 7/21/2036) (a)	2,162	2,143
Capital Group Central Corporate Bond Fund — Page 2 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	USD11,707	$11,655
Guardian Life Global Funding 4.809% 6/1/2031 (b)	15,158	14,969
Guardian Life Global Funding 4.916% 4/30/2033 (b)	7,000	6,862
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	15,675	15,682
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (a)	41,629	39,574
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (a)	5,278	5,299
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	7,300	7,131
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (a)	267	239
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (a)	25,687	25,825
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (a)	13,085	12,526
Intercontinental Exchange, Inc. 4.20% 3/15/2031	9,200	8,901
Intercontinental Exchange, Inc. 4.90% 9/1/2031	10,182	10,137
Intercontinental Exchange, Inc. 4.60% 3/15/2033	6,625	6,410
Intercontinental Exchange, Inc. 5.15% 9/1/2033	11,206	11,167
Intercontinental Exchange, Inc. 5.40% 9/1/2036	15,443	15,371
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	12,305	13,928
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (a)	23,709	23,396
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (a)	18,021	18,036
JPMorgan Chase & Co. 4.864% 7/23/2030 (USD-SOFR + 0.845% on 7/23/2029) (a)	5,653	5,637
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (a)	8,716	8,621
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (a)	21,445	20,761
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (a)	14	12
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (a)	40,859	35,720
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (a)	21,491	21,008
JPMorgan Chase & Co. 5.041% 7/23/2032 (USD-SOFR + 1.015% on 7/23/2031) (a)	47,413	47,124
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (a)	12,416	10,918
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032) (a)	16,578	14,808
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034) (a)	4,791	4,887
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (a)	2,120	2,098
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	27,905	28,022
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	48,552	46,021
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (a)	37,135	35,937
JPMorgan Chase & Co. 5.803% 7/23/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.25% on 7/23/2036) (a)	52,580	52,023
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (a)	205	131
Liberty Mutual Group, Inc. 5.25% 5/1/2036 (b)	13,000	12,584
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	5,031	4,512
Marsh & McLennan Cos., Inc. 5.40% 9/15/2033	13,230	13,352
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	61,277	59,060
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	2,000	1,914
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	1,777	1,058
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	4,113	3,874
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	8,669	7,797
Mastercard, Inc. 4.55% 3/15/2028	11,286	11,294
Mastercard, Inc. 4.60% 6/8/2031	35,835	35,377
Mastercard, Inc. 4.875% 5/9/2034	6,829	6,726
Mastercard, Inc. 4.55% 1/15/2035	7,434	7,110
Mastercard, Inc. 5.00% 6/8/2036	10,075	9,809
MetLife, Inc. 5.375% 7/15/2033	17,216	17,432
Metropolitan Life Global Funding I 5.05% 1/6/2028 (b)	6,669	6,710
Metropolitan Life Global Funding I 4.15% 8/25/2028 (b)	4,461	4,414
Metropolitan Life Global Funding I 2.95% 4/9/2030 (b)	3,628	3,384
Metropolitan Life Global Funding I 1.55% 1/7/2031 (b)	17,187	14,928
Capital Group Central Corporate Bond Fund — Page 3 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 4.35% 1/12/2031 (b)	USD13,726	$13,400
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (a)	8,000	7,812
Morgan Stanley 4.868% 7/12/2029 (USD-SOFR Index + 0.84% on 7/12/2028) (a)	340	340
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (a)	1,100	1,134
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (a)	3,533	3,475
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (a)	1,012	995
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR + 0.96% on 4/10/2029) (a)	3,048	3,014
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (a)	4,647	4,719
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	21,158	20,929
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	26,639	25,776
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	2,448	2,113
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (a)	58,179	56,804
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (a)	11,255	11,022
Morgan Stanley 5.17% 7/14/2032 (USD-SOFR + 1.158% on 7/14/2031) (a)	38,997	38,715
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031) (a)	8,625	7,548
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (a)	74,042	70,010
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (a)	42,429	40,466
Morgan Stanley 5.605% 7/17/2037 (USD-SOFR + 1.429% on 7/17/2036) (a)	44,033	43,613
National Rural Utilities Cooperative Finance Corp. 3.05% 4/25/2027	1,875	1,860
New York Life Global Funding 4.60% 12/5/2029 (b)	15,123	15,031
New York Life Global Funding 1.20% 8/7/2030 (b)	10,498	9,104
New York Life Global Funding 4.55% 1/28/2033 (b)	3,788	3,644
New York Life Global Funding 5.20% 6/3/2036 (b)	6,000	5,844
Northwestern Mutual Global Funding 4.125% 8/25/2028 (b)	13,130	12,980
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (a)	6,461	6,370
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (a)	12,214	12,393
PNC Financial Services Group, Inc. 4.831% 7/19/2030 (USD-SOFR + 0.798% on 7/19/2029) (a)	10,000	9,969
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (a)	21,946	22,086
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (a)	16,159	17,494
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (a)	10,929	10,944
PNC Financial Services Group, Inc. 5.463% 7/21/2037 (USD-SOFR + 1.267% on 7/21/2036) (a)	18,183	17,912
Progressive Corp. 4.60% 3/26/2031	6,750	6,639
Progressive Corp. 5.15% 3/26/2036	9,000	8,794
Royal Bank of Canada 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (a)	27,510	26,898
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (b)	9,512	9,398
Stellantis Financial Services US Corp. 5.80% 6/15/2031 (b)	8,870	8,645
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	6,207	6,326
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (a)	4,612	4,546
Sumitomo Mitsui Financial Group, Inc. 5.776% 7/13/2033	10,601	10,813
Synchrony Financial 5.45% 10/15/2030 (USD-SOFR + 1.346% on 10/15/2029) (a)	864	864
Synchrony Financial 6.276% 7/31/2037 (USD-SOFR + 2.029% on 7/31/2036) (a)	6,678	6,648
Toronto-Dominion Bank (The) 4.861% 1/31/2028	5,686	5,702
Travelers Cos., Inc. 4.95% 7/24/2031	5,033	5,013
Travelers Cos., Inc. 4.00% 5/30/2047	2,914	2,235
Travelers Cos., Inc. 4.05% 3/7/2048	2,065	1,594
Travelers Cos., Inc. 2.55% 4/27/2050	644	368
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (a)	11,191	11,163
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (a)	8,878	8,868
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (a)	11,206	11,142
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	1,183	1,201
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	883	770
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	2,418	2,196
Capital Group Central Corporate Bond Fund — Page 4 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Visa, Inc. 4.70% 2/12/2036	USD9,550	$9,215
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (a)	15,200	14,956
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (a)	13,157	12,346
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (a)	11,166	11,188
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (a)	69,675	68,602
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (a)	6,314	5,733
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (a)	12,278	12,266
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (a)	36	38
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (a)	11,057	10,828
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (a)	2,408	2,294
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (a)	5,572	4,474
		2,749,594
Health care 15.87%
Abbott Laboratories 4.00% 3/15/2031	4,125	3,979
Abbott Laboratories 4.65% 3/15/2036	84,796	80,345
Abbott Laboratories 5.50% 3/15/2056	25,346	23,764
AbbVie, Inc. 2.95% 11/21/2026	23,238	23,179
AbbVie, Inc. 4.95% 3/15/2031	20,850	20,870
AbbVie, Inc. 4.40% 3/15/2033	3,870	3,711
AbbVie, Inc. 5.05% 9/15/2033	50,682	50,223
AbbVie, Inc. 5.05% 3/15/2034	66,997	66,297
AbbVie, Inc. 5.20% 3/15/2035	26,125	25,889
AbbVie, Inc. 4.75% 3/15/2036	48,109	45,868
AbbVie, Inc. 5.30% 9/15/2036	7,472	7,393
AbbVie, Inc. 5.40% 3/15/2054	6,050	5,542
AbbVie, Inc. 5.55% 3/15/2056	2,555	2,391
AbbVie, Inc. 6.00% 9/15/2056	3,900	3,878
AbbVie, Inc. 5.50% 3/15/2064	660	600
AbbVie, Inc. 6.10% 9/15/2066	6,301	6,265
Amgen, Inc. 2.20% 2/21/2027	3,010	2,980
Amgen, Inc. 5.15% 3/2/2028	14,926	15,021
Amgen, Inc. 3.00% 2/22/2029	2,882	2,764
Amgen, Inc. 4.05% 8/18/2029	3,633	3,562
Amgen, Inc. 2.45% 2/21/2030	4,687	4,318
Amgen, Inc. 4.20% 2/19/2031	15,735	15,251
Amgen, Inc. 2.30% 2/25/2031	4,687	4,185
Amgen, Inc. 2.00% 1/15/2032	12,963	11,084
Amgen, Inc. 4.20% 3/1/2033	40,958	38,754
Amgen, Inc. 5.25% 3/2/2033	53,344	53,398
Amgen, Inc. 4.85% 2/19/2036	50,988	48,661
Amgen, Inc. 3.15% 2/21/2040	2,636	1,989
Amgen, Inc. 5.60% 3/2/2043	8,782	8,457
Amgen, Inc. 4.20% 2/22/2052	2,036	1,527
Amgen, Inc. 4.875% 3/1/2053	3,495	2,910
Amgen, Inc. 5.65% 3/2/2053	3,012	2,809
Amgen, Inc. 4.40% 2/22/2062	5,748	4,285
AstraZeneca PLC 4.00% 1/17/2029	4,920	4,863
Baxter International, Inc. 4.90% 12/15/2030	13,459	13,223
Baxter International, Inc. 5.65% 12/15/2035	29,639	28,944
Bayer US Finance, LLC 5.625% 7/20/2036 (b)	21,632	21,216
Bayer US Finance, LLC 6.375% 7/20/2056 (b)	5,000	4,855
Bristol-Myers Squibb Co. 5.20% 2/22/2034	81,008	81,033
Bristol-Myers Squibb Co. 2.55% 11/13/2050	6,857	3,844
Capital Group Central Corporate Bond Fund — Page 5 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 3.70% 3/15/2052	USD7,133	$4,976
Bristol-Myers Squibb Co. 5.55% 2/22/2054	41,967	38,997
Cencora, Inc. 4.90% 2/13/2036	6,825	6,513
Cencora, Inc. 5.65% 2/13/2056	2,697	2,549
Centene Corp. 4.25% 12/15/2027	995	990
Centene Corp. 2.45% 7/15/2028	20,239	19,290
Centene Corp. 4.625% 12/15/2029	6,180	6,029
Cigna Group (The) 5.25% 1/15/2036	8,925	8,724
Cigna Group (The) 6.00% 1/15/2056	2,142	2,086
CVS Health Corp. 1.30% 8/21/2027	7,500	7,276
CVS Health Corp. 3.25% 8/15/2029	3,581	3,423
CVS Health Corp. 1.75% 8/21/2030	7,924	6,981
CVS Health Corp. 1.875% 2/28/2031	10,860	9,447
CVS Health Corp. 5.00% 9/15/2032	25,261	24,924
CVS Health Corp. 5.25% 2/21/2033	20,879	20,804
CVS Health Corp. 5.70% 6/1/2034	21,742	22,006
CVS Health Corp. 5.45% 9/15/2035	8,732	8,619
CVS Health Corp. 6.05% 6/1/2054	5,090	4,867
CVS Health Corp. 6.20% 9/15/2055	19,244	18,749
CVS Health Corp. 6.00% 6/1/2063	2,122	1,972
CVS Health Corp. 6.25% 9/15/2065	4,232	4,083
Elevance Health, Inc. 5.20% 2/15/2035	5,110	5,011
Elevance Health, Inc. 5.00% 1/15/2036	3,190	3,054
Elevance Health, Inc. 4.55% 5/15/2052	1,928	1,521
Elevance Health, Inc. 5.70% 2/15/2055	1,042	963
Eli Lilly and Co. 4.50% 2/9/2027	27,875	27,904
Eli Lilly and Co. 3.375% 3/15/2029	2,764	2,686
Eli Lilly and Co. 4.375% 5/20/2031	28,880	28,284
Eli Lilly and Co. 4.65% 5/20/2033	16,068	15,704
Eli Lilly and Co. 4.60% 8/14/2034	12,985	12,546
Eli Lilly and Co. 5.10% 2/12/2035	40,967	40,792
Eli Lilly and Co. 4.90% 10/15/2035	6,360	6,212
Eli Lilly and Co. 5.50% 2/12/2055	9,246	8,714
Eli Lilly and Co. 5.55% 10/15/2055	1,437	1,364
Eli Lilly and Co. 5.65% 10/15/2065	1,394	1,320
Gilead Sciences, Inc. 5.25% 10/15/2033	31,636	31,913
Gilead Sciences, Inc. 5.10% 6/15/2035	26,306	25,980
Gilead Sciences, Inc. 2.80% 10/1/2050	1,414	852
Gilead Sciences, Inc. 5.55% 10/15/2053	8,337	7,859
HCA, Inc. 2.375% 7/15/2031	8,178	7,194
HCA, Inc. 3.625% 3/15/2032	6,778	6,237
HCA, Inc. 4.625% 3/15/2052	6,531	5,064
Humana, Inc. 5.375% 4/15/2031	13,935	13,966
Humana, Inc. 5.55% 5/1/2035	23,186	22,730
Humana, Inc. 6.00% 5/1/2055	10,512	9,748
Johnson & Johnson 4.55% 3/1/2028	3,900	3,912
Johnson & Johnson 4.90% 6/1/2031	13,447	13,590
Johnson & Johnson 4.85% 3/1/2032	22,003	22,149
Johnson & Johnson 4.95% 6/1/2034	20,170	20,377
Johnson & Johnson 5.00% 3/1/2035	14,682	14,698
Johnson & Johnson 5.25% 6/1/2054	3,620	3,455
Medline Borrower, LP 5.00% 6/15/2031 (b)	5,005	4,933
Medline Borrower, LP 5.25% 6/15/2033 (b)	15,074	14,845
Novartis Capital Corp. 4.90% 3/18/2036	14,427	13,979
Capital Group Central Corporate Bond Fund — Page 6 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Novartis Capital Corp. 5.60% 3/18/2046	USD1,094	$1,064
Novartis Capital Corp. 5.70% 3/18/2056	5,083	4,936
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	4,294	4,285
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	47,028	45,872
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	62,042	55,517
Pfizer, Inc. 3.45% 3/15/2029	6,525	6,348
Pfizer, Inc. 1.70% 5/28/2030	13,275	11,848
Roche Holdings, Inc. 2.076% 12/13/2031 (b)	29,252	25,447
Roche Holdings, Inc. 5.593% 11/13/2033 (b)	17,398	17,914
Roche Holdings, Inc. 4.592% 9/9/2034 (b)	2,946	2,842
Roche Holdings, Inc. 5.218% 3/8/2054 (b)	3,010	2,764
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	109	109
Stryker Corp. 5.20% 2/10/2035	24,850	24,611
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	63,272	61,796
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	6,760	6,550
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	19,462	18,905
Thermo Fisher Scientific, Inc. (The) 4.20% 3/1/2031	26,720	25,953
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	1,884	1,817
Thermo Fisher Scientific, Inc. (The) 4.794% 10/7/2035	8,051	7,747
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	4,758	4,582
UnitedHealth Group, Inc. 3.875% 12/15/2028	1,875	1,844
UnitedHealth Group, Inc. 2.875% 8/15/2029	214	203
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,765	5,203
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,952	3,797
UnitedHealth Group, Inc. 5.35% 2/15/2033	5,556	5,605
UnitedHealth Group, Inc. 4.50% 4/15/2033	17,050	16,370
UnitedHealth Group, Inc. 5.15% 7/15/2034	2,445	2,414
UnitedHealth Group, Inc. 5.30% 6/15/2035	14,350	14,279
UnitedHealth Group, Inc. 3.05% 5/15/2041	9,112	6,636
UnitedHealth Group, Inc. 4.45% 12/15/2048	13,315	10,649
UnitedHealth Group, Inc. 3.70% 8/15/2049	2,760	1,944
UnitedHealth Group, Inc. 3.25% 5/15/2051	5,815	3,730
UnitedHealth Group, Inc. 4.75% 5/15/2052	13,276	10,883
UnitedHealth Group, Inc. 5.625% 7/15/2054	20,791	19,312
UnitedHealth Group, Inc. 5.95% 6/15/2055	17,044	16,723
UnitedHealth Group, Inc. 4.95% 5/15/2062	3,590	2,934
UnitedHealth Group, Inc. 6.05% 2/15/2063	4,160	4,043
Viatris, Inc. 2.70% 6/22/2030	4,482	4,078
		1,834,542
Utilities 9.65%
AEP Texas, Inc. 3.45% 5/15/2051	1,181	764
AEP Transmission Co., LLC 5.15% 4/1/2034	2,919	2,896
AEP Transmission Co., LLC 5.375% 6/15/2035	1,250	1,245
AES Corp. 2.45% 1/15/2031	8,362	7,383
AES Corp. 5.75% 7/15/2033	14,066	13,913
Alabama Power Co. 5.85% 11/15/2033	3,075	3,181
Ameren Corp. 1.75% 3/15/2028	5,655	5,408
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	1,675	1,634
Commonwealth Edison Co. 2.95% 8/15/2027	3,750	3,703
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	10,783	9,426
Consumers Energy Co. 4.50% 1/15/2031	27,999	27,475
Consumers Energy Co. 3.60% 8/15/2032	12,083	11,225
Consumers Energy Co. 4.625% 5/15/2033	11,046	10,710
Capital Group Central Corporate Bond Fund — Page 7 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 5.05% 5/15/2035	USD17,176	$16,839
Consumers Energy Co. 5.125% 5/1/2036	34,899	34,161
Consumers Energy Co. 6.10% 8/15/2056	4,450	4,463
Duke Energy Carolinas, LLC 5.15% 6/15/2036	10,231	9,979
Duke Energy Carolinas, LLC 3.70% 12/1/2047	547	395
Duke Energy Carolinas, LLC 3.20% 8/15/2049	1,245	810
Duke Energy Carolinas, LLC 5.35% 1/15/2053	15,801	14,270
Duke Energy Carolinas, LLC 5.75% 6/15/2056	15,079	14,344
Duke Energy Corp. 5.00% 8/15/2052	1,056	876
Duke Energy Florida, LLC 3.20% 1/15/2027	2,593	2,584
Duke Energy Florida, LLC 1.75% 6/15/2030	7,000	6,249
Duke Energy Florida, LLC 5.875% 11/15/2033	2	2
Duke Energy Florida, LLC 4.85% 12/1/2035	25,043	23,987
Duke Energy Progress, LLC 2.50% 8/15/2050	1,582	874
Duke Energy Progress, LLC 2.90% 8/15/2051	5,868	3,509
Edison International 4.80% 3/15/2031	11,398	10,905
Edison International 5.25% 3/15/2032	3,925	3,784
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (a)	75	76
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	6,080	6,970
Emera US Finance, LP 2.639% 6/15/2031	5,057	4,509
Enel Finance International NV 5.00% 9/30/2035 (b)	7,415	7,050
Entergy Corp., junior subordinated, 6.50% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.878% on 12/15/2036) (a)	2,121	2,118
Florida Power & Light Co. 5.10% 4/1/2033	12,994	12,928
Florida Power & Light Co. 4.80% 5/15/2033	3,111	3,047
Florida Power & Light Co. 5.30% 6/15/2034	30,607	30,654
Florida Power & Light Co. 4.70% 2/15/2036	30,520	28,869
Florida Power & Light Co. 5.125% 6/1/2036	61,318	59,970
Florida Power & Light Co. 2.875% 12/4/2051	43,031	25,659
Florida Power & Light Co. 5.70% 3/15/2055	3,653	3,468
Florida Power & Light Co. 5.75% 6/1/2056	16,057	15,418
Jersey Central Power & Light Co. 2.75% 3/1/2032 (b)	7,085	6,244
MidAmerican Energy Co. 5.30% 2/1/2055	162	145
MidAmerican Energy Co. 5.50% 11/15/2056	7,000	6,461
NiSource, Inc. 5.85% 4/1/2055	2,742	2,579
NiSource, Inc., junior subordinated, 6.25% 4/15/2057 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.93% on 4/15/2032) (a)	4,275	4,270
Northern States Power Co. 2.25% 4/1/2031	7,361	6,573
Northern States Power Co. 5.05% 5/15/2035	7,397	7,244
Northern States Power Co. 4.85% 5/15/2036	23,134	22,139
Northern States Power Co. 5.10% 5/15/2053	1,479	1,287
Northern States Power Co. 5.40% 3/15/2054	18,413	16,862
Pacific Gas and Electric Co. 5.05% 10/15/2032	2,101	2,052
Pacific Gas and Electric Co. 6.40% 6/15/2033	45,107	46,795
Pacific Gas and Electric Co. 6.00% 8/15/2035	11,397	11,480
Pacific Gas and Electric Co. 5.20% 5/1/2036	1,243	1,173
Pacific Gas and Electric Co. 5.60% 8/15/2036	5,600	5,447
Pacific Gas and Electric Co. 5.85% 11/1/2036	5,282	5,227
Pacific Gas and Electric Co. 4.95% 7/1/2050	4,300	3,434
Pacific Gas and Electric Co. 6.30% 8/15/2056	4,338	4,126
PacifiCorp 2.70% 9/15/2030	6,989	6,372
PacifiCorp 5.10% 4/15/2031	2,032	2,020
Capital Group Central Corporate Bond Fund — Page 8 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.45% 4/15/2033	USD28,430	$28,303
PacifiCorp 5.25% 6/15/2035	3,434	3,285
PacifiCorp 5.80% 4/15/2036	88,686	88,498
PacifiCorp 6.10% 8/1/2036	496	502
PacifiCorp 4.125% 1/15/2049	964	706
PacifiCorp 3.30% 3/15/2051	14,873	9,232
PacifiCorp 2.90% 6/15/2052	5,925	3,371
PacifiCorp 5.35% 12/1/2053	19,626	16,802
PacifiCorp 5.50% 5/15/2054	39,677	34,723
PacifiCorp 5.80% 1/15/2055	3,498	3,179
PacifiCorp, junior subordinated, 7.125% 8/15/2056 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.292% on 8/15/2031) (a)	425	420
PECO Energy Co. 5.00% 9/1/2031	4,421	4,411
PECO Energy Co. 2.80% 6/15/2050	2,197	1,308
PECO Energy Co. 2.85% 9/15/2051	645	381
PECO Energy Co. 4.375% 8/15/2052	2,579	2,008
PECO Energy Co. 5.25% 9/15/2054	3,200	2,854
PECO Energy Co. 5.65% 9/15/2055	10,093	9,490
Progress Energy, Inc. 7.00% 10/30/2031	4,675	5,054
Public Service Electric and Gas Co. 3.65% 9/1/2028	1,586	1,556
Public Service Electric and Gas Co. 2.45% 1/15/2030	4,389	4,066
Public Service Electric and Gas Co. 4.20% 1/1/2031	16,454	15,962
Public Service Electric and Gas Co. 1.90% 8/15/2031	4,958	4,295
Public Service Electric and Gas Co. 5.20% 8/1/2033	4,723	4,741
Public Service Electric and Gas Co. 4.85% 8/1/2034	1,187	1,153
Public Service Electric and Gas Co. 4.90% 8/15/2035	25,845	25,080
Public Service Electric and Gas Co. 5.40% 8/1/2036	21,630	21,599
Public Service Electric and Gas Co. 3.20% 8/1/2049	3,021	1,981
Public Service Electric and Gas Co. 2.70% 5/1/2050	1,108	650
Public Service Electric and Gas Co. 2.05% 8/1/2050	774	393
Public Service Electric and Gas Co. 3.00% 3/1/2051	1,211	757
Public Service Electric and Gas Co. 5.125% 3/15/2053	7,029	6,201
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,300	2,074
Public Service Electric and Gas Co. 5.625% 1/1/2056	442	417
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	6,800	6,729
Rio Grande LNG, LLC 5.25% 6/30/2031 (b)	33,030	32,664
Rio Grande LNG, LLC 5.50% 1/30/2034 (b)	4,928	4,837
Rio Grande LNG, LLC 5.75% 6/30/2036 (b)	30,147	29,379
Rio Grande LNG, LLC 6.15% 6/30/2041 (b)	5,794	5,638
Southern California Edison Co. 3.65% 3/1/2028	5,510	5,409
Southern California Edison Co. 2.50% 6/1/2031	1,191	1,053
Southern California Edison Co. 5.45% 6/1/2031	1,240	1,242
Southern California Edison Co. 4.50% 9/1/2040	10,000	8,264
Southern California Edison Co. 3.60% 2/1/2045	6,182	4,284
Southern California Edison Co. 4.00% 4/1/2047	1,973	1,403
Southern California Edison Co. 2.95% 2/1/2051	3,368	1,920
Southern California Edison Co. 3.65% 6/1/2051	3,138	2,062
Southern California Edison Co. 3.45% 2/1/2052	2,445	1,534
Southern California Edison Co. 5.90% 3/1/2055	2,842	2,561
Southwestern Electric Power Co. 3.25% 11/1/2051	6,450	4,088
Union Electric Co. 5.25% 4/15/2035	13,900	13,742
Union Electric Co. 4.80% 3/15/2036	6,500	6,182
Union Electric Co. 2.625% 3/15/2051	3,600	2,070
Union Electric Co. 5.125% 3/15/2055	8,995	7,853
Capital Group Central Corporate Bond Fund — Page 9 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Union Electric Co. 5.75% 9/15/2056	USD9,192	$8,741
Virginia Electric & Power 5.65% 8/15/2036	29,800	29,863
Virginia Electric & Power 6.30% 8/15/2056	7,375	7,456
WEC Energy Group, Inc. 4.75% 1/15/2028	1,920	1,924
Wisconsin Electric Power Co. 4.60% 10/1/2034	1,500	1,440
Wisconsin Electric Power Co. 5.05% 10/1/2054	744	653
Wisconsin Power and Light Co. 1.95% 9/16/2031	1,010	869
Wisconsin Power and Light Co. 3.65% 4/1/2050	600	414
Wisconsin Public Service Corp. 2.85% 12/1/2051	9,165	5,454
Xcel Energy, Inc. 5.60% 4/15/2035	18	18
		1,114,858
Communication services 7.08%
Alphabet, Inc. 4.10% 2/15/2031	3,598	3,479
Alphabet, Inc. 4.375% 11/15/2032	6,784	6,526
Alphabet, Inc. 4.40% 2/15/2033	8,248	7,896
Alphabet, Inc. 5.20% 8/15/2033	14,549	14,501
Alphabet, Inc. 4.80% 2/15/2036	10,956	10,438
Alphabet, Inc. 5.45% 8/15/2036	44,893	44,556
Alphabet, Inc. 5.65% 2/15/2056	10,797	9,885
Alphabet, Inc. 6.375% 8/15/2056	5,541	5,579
AT&T, Inc. 2.30% 6/1/2027	1,221	1,202
AT&T, Inc. 4.35% 3/1/2029	19,002	18,798
AT&T, Inc. 4.30% 2/15/2030	15,022	14,716
AT&T, Inc. 2.25% 2/1/2032	12,533	10,786
AT&T, Inc. 2.55% 12/1/2033	7,369	6,089
AT&T, Inc. 5.40% 2/15/2034	20,914	20,778
AT&T, Inc. 4.50% 5/15/2035	4,490	4,127
AT&T, Inc. 5.25% 10/30/2036	5,150	4,925
AT&T, Inc. 3.50% 9/15/2053	51,066	31,196
AT&T, Inc. 6.20% 10/30/2056	14,973	14,067
Charter Communications Operating, LLC 3.75% 2/15/2028	1,050	1,029
Charter Communications Operating, LLC 4.20% 3/15/2028	2,959	2,916
Charter Communications Operating, LLC 2.80% 4/1/2031	8,648	7,586
Charter Communications Operating, LLC 4.40% 4/1/2033	6,000	5,404
Charter Communications Operating, LLC 6.60% 2/15/2034	6,770	6,818
Charter Communications Operating, LLC 5.85% 12/1/2035	6,844	6,436
Charter Communications Operating, LLC 6.95% 8/15/2036	3,330	3,338
Charter Communications Operating, LLC 4.80% 3/1/2050	23,225	16,548
Charter Communications Operating, LLC 3.70% 4/1/2051	49,466	29,583
Charter Communications Operating, LLC 3.90% 6/1/2052	59,178	35,975
Charter Communications Operating, LLC 5.25% 4/1/2053	55,793	42,026
Charter Communications Operating, LLC 6.70% 12/1/2055	13,038	11,843
Charter Communications Operating, LLC 7.85% 8/15/2056	9,664	9,820
Charter Communications Operating, LLC 3.95% 6/30/2062	5,400	3,069
Comcast Corp. 5.30% 6/1/2034	6,177	6,077
Comcast Corp. 5.30% 5/15/2035	2,399	2,355
Comcast Corp. 5.65% 6/1/2054	6,304	5,428
Comcast Corp. 6.05% 5/15/2055	3,052	2,791
Meta Platforms, Inc. 4.20% 11/15/2030	13,402	12,995
Meta Platforms, Inc. 5.25% 5/15/2036	31,870	30,690
Meta Platforms, Inc. 5.50% 11/15/2045	7,695	6,681
Meta Platforms, Inc. 6.20% 5/15/2046	4,500	4,228
Meta Platforms, Inc. 5.40% 8/15/2054	3,545	2,876
Capital Group Central Corporate Bond Fund — Page 10 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Meta Platforms, Inc. 5.625% 11/15/2055	USD10,753	$8,969
Meta Platforms, Inc. 6.30% 5/15/2056	30,139	27,766
Meta Platforms, Inc. 5.75% 11/15/2065	2,272	1,867
Netflix, Inc. 4.90% 8/15/2034	580	568
Netflix, Inc. 5.25% 8/15/2036	6,150	6,081
Netflix, Inc. 5.40% 8/15/2054	585	540
Orange 4.75% 1/13/2033 (b)	10,369	9,985
Orange 5.00% 1/13/2036 (b)	14,458	13,754
Orange 5.75% 1/13/2056 (b)	2,368	2,269
Space Exploration Technologies Corp. 5.35% 7/15/2031 (b)	13,056	12,766
Space Exploration Technologies Corp. 5.65% 7/15/2033 (b)	10,430	10,068
Space Exploration Technologies Corp. 5.875% 7/15/2036 (b)	19,665	18,542
Space Exploration Technologies Corp. 6.60% 7/15/2046 (b)	2,776	2,522
Space Exploration Technologies Corp. 6.65% 7/15/2056 (b)	13,035	11,610
T-Mobile USA, Inc. 2.05% 2/15/2028	2,185	2,106
T-Mobile USA, Inc. 3.875% 4/15/2030	14,841	14,269
T-Mobile USA, Inc. 2.55% 2/15/2031	7,659	6,875
T-Mobile USA, Inc. 5.125% 5/15/2032	3,699	3,679
T-Mobile USA, Inc. 5.15% 4/15/2034	1,677	1,643
T-Mobile USA, Inc. 3.00% 2/15/2041	9,938	7,019
T-Mobile USA, Inc. 3.40% 10/15/2052	23,466	14,479
T-Mobile USA, Inc. 5.50% 1/15/2055	493	429
T-Mobile USA, Inc. 5.85% 2/15/2056	3,447	3,155
Verizon Communications, Inc. 1.75% 1/20/2031	2,961	2,586
Verizon Communications, Inc. 2.55% 3/21/2031	1,741	1,567
Verizon Communications, Inc. 2.355% 3/15/2032	131	113
Verizon Communications, Inc. 4.78% 2/15/2035	28,542	26,963
Verizon Communications, Inc. 5.25% 4/2/2035	22,537	21,987
Verizon Communications, Inc. 5.00% 1/15/2036	39,920	37,886
Verizon Communications, Inc. 5.401% 7/2/2037	11,670	11,288
Verizon Communications, Inc. 3.40% 3/22/2041	9,712	7,242
Verizon Communications, Inc. 2.85% 9/3/2041	816	559
Verizon Communications, Inc. 5.75% 11/30/2045	5,602	5,233
Verizon Communications, Inc. 3.875% 3/1/2052	784	546
Verizon Communications, Inc. 5.875% 11/30/2055	6,488	5,985
Verizon Communications, Inc. 2.987% 10/30/2056	9,897	5,479
Verizon Communications, Inc. 6.00% 11/30/2065	3,920	3,608
Walt Disney Co. (The) 4.00% 3/14/2031	8,250	7,974
Walt Disney Co. (The) 4.625% 3/14/2036	5,270	5,006
Walt Disney Co. (The) 3.60% 1/13/2051	9,510	6,646
		817,685
Industrials 6.25%
BAE Systems PLC 5.30% 3/26/2034 (b)	40,675	40,672
BAE Systems PLC 5.50% 3/26/2054 (b)	2,623	2,497
Boeing Co. (The) 5.04% 5/1/2027	2,000	2,005
Boeing Co. (The) 3.25% 2/1/2028	27,594	27,041
Boeing Co. (The) 6.298% 5/1/2029	2,000	2,067
Boeing Co. (The) 5.15% 5/1/2030	20,913	20,979
Boeing Co. (The) 3.625% 2/1/2031	4,658	4,382
Boeing Co. (The) 6.388% 5/1/2031	29,484	30,960
Boeing Co. (The) 6.528% 5/1/2034	5,758	6,147
Boeing Co. (The) 3.90% 5/1/2049	8,164	5,816
Boeing Co. (The) 5.93% 5/1/2060	678	634
Capital Group Central Corporate Bond Fund — Page 11 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. (The) 7.008% 5/1/2064	USD6,897	$7,452
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	3,538	2,218
Canadian National Railway Co. 4.375% 9/18/2034	9,248	8,795
Canadian National Railway Co. 6.125% 11/1/2053	4,393	4,562
Canadian Pacific Railway Co. 4.80% 3/30/2030	15,836	15,767
Canadian Pacific Railway Co. 5.20% 3/30/2035	32,136	31,914
Canadian Pacific Railway Co. 3.00% 12/2/2041	5,022	3,592
Canadian Pacific Railway Co. 3.10% 12/2/2051	15,658	9,781
Carrier Global Corp. 5.90% 3/15/2034	2,189	2,259
Caterpillar Financial Services Corp. 4.50% 5/15/2031	8,252	8,113
CSX Corp. 3.80% 3/1/2028	19,416	19,210
CSX Corp. 4.25% 3/15/2029	11,258	11,146
CSX Corp. 2.40% 2/15/2030	5,892	5,456
CSX Corp. 4.10% 11/15/2032	5,654	5,391
CSX Corp. 5.20% 11/15/2033	3,995	4,007
CSX Corp. 4.30% 3/1/2048	10,688	8,515
CSX Corp. 4.50% 3/15/2049	5,047	4,100
CSX Corp. 2.50% 5/15/2051	9,053	5,107
Eaton Corp. 3.95% 3/6/2029	7,000	6,871
Eaton Corp. 4.20% 3/6/2031	18,934	18,336
Eaton Corp. 4.50% 3/6/2033	1,893	1,824
Eaton Corp. 4.80% 3/6/2036	17,268	16,516
FedEx Freight Holding Co., Inc. 4.65% 3/15/2031 (b)	4,516	4,392
FedEx Freight Holding Co., Inc. 4.95% 3/15/2033 (b)	3,378	3,246
GE Vernova, Inc. 4.25% 2/4/2031	23,858	23,244
GE Vernova, Inc. 4.875% 2/4/2036	6,000	5,763
GE Vernova, Inc. 5.50% 2/4/2056	10,739	9,964
General Electric Co. 4.90% 1/29/2036	3,860	3,756
Honeywell Aerospace, Inc. 4.00% 3/16/2029	5,000	4,909
Honeywell Aerospace, Inc. 4.30% 3/16/2031	4,690	4,561
Honeywell Aerospace, Inc. 4.60% 3/16/2033	4,597	4,446
Honeywell Aerospace, Inc. 4.95% 3/16/2036	28,633	27,520
Honeywell Aerospace, Inc. 5.622% 3/16/2046	2,000	1,912
Honeywell Aerospace, Inc. 5.732% 3/16/2056	23,272	22,128
Honeywell Aerospace, Inc. 5.852% 3/16/2066	1,500	1,428
Howmet Aerospace, Inc. 4.75% 4/15/2036	5,000	4,763
Hubbell, Inc. 4.65% 6/15/2031	4,445	4,373
Hubbell, Inc. 4.90% 6/15/2033	11,756	11,451
Hubbell, Inc. 5.15% 6/15/2036	16,634	16,093
Mobility Global, Inc. 6.05% 6/15/2036 (b)	5,002	4,909
Norfolk Southern Corp. 2.55% 11/1/2029	3,485	3,260
Norfolk Southern Corp. 5.05% 8/1/2030	10,340	10,404
Norfolk Southern Corp. 4.45% 3/1/2033	10,064	9,713
Norfolk Southern Corp. 5.10% 5/1/2035	10,930	10,764
Norfolk Southern Corp. 3.40% 11/1/2049	2,406	1,627
Norfolk Southern Corp. 4.55% 6/1/2053	4,267	3,412
Norfolk Southern Corp. 5.35% 8/1/2054	18,301	16,545
Northrop Grumman Corp. 4.70% 3/15/2033	15,000	14,626
Northrop Grumman Corp. 4.90% 6/1/2034	2,790	2,727
Northrop Grumman Corp. 4.95% 3/15/2053	6,883	5,903
RTX Corp. 4.125% 11/16/2028	2,180	2,154
RTX Corp. 1.90% 9/1/2031	8,014	6,933
RTX Corp. 6.10% 3/15/2034	9,414	9,899
RTX Corp. 2.82% 9/1/2051	4,750	2,813
Capital Group Central Corporate Bond Fund — Page 12 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 3.03% 3/15/2052	USD6,000	$3,684
RTX Corp. 6.40% 3/15/2054	5,041	5,283
Siemens Funding BV 5.20% 5/28/2035 (b)	15,000	14,931
Siemens Funding BV 5.80% 5/28/2055 (b)	13,993	13,757
Siemens Funding BV 5.90% 5/28/2065 (b)	4,312	4,219
Sumisho Air Lease Corp. 4.50% 3/24/2029 (b)	605	597
Sumisho Air Lease Corp. 4.85% 3/24/2031 (b)	3,185	3,118
Sumisho Air Lease Corp. 5.50% 3/24/2036 (b)	2,905	2,839
Tyco Electronics Group SA 4.50% 2/9/2031	7,500	7,360
Tyco Electronics Group SA 4.875% 2/9/2036	6,000	5,719
Union Pacific Corp. 2.40% 2/5/2030	750	694
Union Pacific Corp. 2.80% 2/14/2032	7,887	7,082
Union Pacific Corp. 2.891% 4/6/2036	23,641	19,528
Union Pacific Corp. 3.375% 2/14/2042	2,350	1,794
Union Pacific Corp. 4.30% 3/1/2049	832	663
Union Pacific Corp. 3.25% 2/5/2050	106	70
Union Pacific Corp. 2.95% 3/10/2052	1,691	1,025
Union Pacific Corp. 3.50% 2/14/2053	5,101	3,419
Union Pacific Corp. 5.60% 12/1/2054	8,962	8,490
Union Pacific Corp. 3.839% 3/20/2060	3,297	2,260
Union Pacific Corp. 3.75% 2/5/2070	1,832	1,195
Waste Connections, Inc. 4.80% 7/15/2036	11,218	10,675
		722,172
Consumer staples 5.52%
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	5,625	5,375
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	5,311	5,251
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,500	2,360
BAT Capital Corp. 3.215% 9/6/2026	8,287	8,285
BAT Capital Corp. 4.70% 4/2/2027	4,814	4,820
BAT Capital Corp. 3.557% 8/15/2027	35,816	35,526
BAT Capital Corp. 3.462% 9/6/2029	1,500	1,442
BAT Capital Corp. 4.906% 4/2/2030	1,875	1,868
BAT Capital Corp. 5.35% 8/15/2032	2,900	2,915
BAT Capital Corp. 4.625% 3/22/2033	9,114	8,734
BAT Capital Corp. 6.421% 8/2/2033	15,511	16,406
BAT Capital Corp. 5.30% 8/5/2033	2,840	2,826
BAT Capital Corp. 6.00% 2/20/2034	6,964	7,203
BAT Capital Corp. 5.625% 8/15/2035	18,917	19,049
BAT Capital Corp. 5.55% 8/5/2036	5,400	5,349
BAT Capital Corp. 4.54% 8/15/2047	111	88
BAT Capital Corp. 4.758% 9/6/2049	2,283	1,838
BAT Capital Corp. 5.65% 3/16/2052	3,687	3,339
BAT Capital Corp. 6.25% 8/15/2055	14,796	14,520
Clorox Co. 4.70% 5/15/2031	5,692	5,584
Clorox Co. 4.95% 5/15/2033	7,027	6,848
Clorox Co. 5.25% 5/15/2036	3,674	3,571
Coca-Cola Co. 5.20% 1/14/2055	5,363	4,890
Constellation Brands, Inc. 3.60% 2/15/2028	2,813	2,770
Constellation Brands, Inc. 2.875% 5/1/2030	917	851
Constellation Brands, Inc. 4.80% 5/1/2030	2,061	2,045
Constellation Brands, Inc. 2.25% 8/1/2031	19,412	16,960
Constellation Brands, Inc. 4.75% 5/9/2032	22,101	21,536
Coty, Inc. 5.60% 1/15/2031 (b)	2,945	2,867
Capital Group Central Corporate Bond Fund — Page 13 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Imperial Brands Finance PLC 5.625% 7/1/2035 (b)	USD19,473	$19,248
Imperial Brands Finance PLC 5.50% 7/7/2036 (b)	6,701	6,501
Imperial Brands Finance PLC 6.375% 7/1/2055 (b)	12,021	11,687
Keurig Dr Pepper, Inc. 5.30% 3/15/2034	22,097	21,804
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	24,101	23,374
Keurig Dr Pepper, Inc. 4.50% 4/15/2052	4,403	3,409
Mars, Inc. 4.80% 3/1/2030 (b)	8,900	8,857
Mars, Inc. 5.00% 3/1/2032 (b)	62,611	62,201
Mars, Inc. 5.20% 3/1/2035 (b)	48,700	48,011
Mars, Inc. 5.70% 5/1/2055 (b)	49,421	46,732
Mars, Inc. 5.80% 5/1/2065 (b)	3,072	2,911
Mondelez International, Inc. 5.125% 5/6/2035	2,882	2,838
Philip Morris International, Inc. 3.375% 8/15/2029	1,772	1,705
Philip Morris International, Inc. 2.10% 5/1/2030	9,200	8,340
Philip Morris International, Inc. 4.00% 10/29/2030	13,573	13,093
Philip Morris International, Inc. 1.75% 11/1/2030	12,193	10,736
Philip Morris International, Inc. 4.75% 11/1/2031	8,886	8,777
Philip Morris International, Inc. 5.75% 11/17/2032	7,503	7,729
Philip Morris International, Inc. 5.375% 2/15/2033	5,585	5,637
Philip Morris International, Inc. 5.625% 9/7/2033	11,950	12,206
Philip Morris International, Inc. 5.25% 2/13/2034	5,690	5,670
Philip Morris International, Inc. 4.90% 11/1/2034	26,270	25,560
Philip Morris International, Inc. 4.875% 4/30/2035	24,630	23,708
Philip Morris International, Inc. 4.625% 10/29/2035	4,362	4,100
Philip Morris International, Inc. 4.875% 4/29/2036	21,810	20,856
Philip Morris International, Inc. 4.125% 3/4/2043	3,577	2,904
Reynolds American, Inc. 5.85% 8/15/2045	15,050	14,303
		638,013
Information technology 5.29%
Amphenol Corp. 4.125% 11/15/2030	7,000	6,783
Amphenol Corp. 4.40% 2/15/2033	28,928	27,678
Amphenol Corp. 4.625% 2/15/2036	35,420	33,304
Amphenol Corp. 5.30% 11/15/2055	18,154	16,454
Intel Corp. 3.05% 8/12/2051	61,035	36,006
Intel Corp. 5.60% 2/21/2054	15,019	13,172
Intel Corp. 6.125% 5/15/2056	2,968	2,801
Intel Corp. 3.10% 2/15/2060	18,775	10,077
Microchip Technology, Inc. 4.90% 3/15/2028	2,660	2,665
Microchip Technology, Inc. 5.05% 3/15/2029	18,732	18,793
Microchip Technology, Inc. 5.05% 2/15/2030	10,401	10,351
NVIDIA Corp. 4.50% 6/15/2031	26,551	25,946
NVIDIA Corp. 4.75% 6/15/2033	5,200	5,037
NVIDIA Corp. 4.95% 6/15/2036	51,865	49,324
NVIDIA Corp. 5.625% 6/15/2056	27,014	24,271
Oracle Corp. 4.55% 2/4/2029	4,350	4,252
Oracle Corp. 4.45% 9/26/2030	13,775	13,044
Oracle Corp. 4.95% 2/4/2031	12,574	12,054
Oracle Corp. 5.35% 5/4/2033	46,754	44,079
Oracle Corp. 4.70% 9/27/2034	8,800	7,767
Oracle Corp. 5.50% 8/3/2035	20,194	18,527
Oracle Corp. 5.20% 9/26/2035	25,443	22,836
Oracle Corp. 5.70% 2/4/2036	15,040	13,914
Oracle Corp. 3.65% 3/25/2041	6,743	4,558
Capital Group Central Corporate Bond Fund — Page 14 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 5.875% 9/26/2045	USD3,070	$2,533
Oracle Corp. 3.60% 4/1/2050	12,139	7,052
Oracle Corp. 6.00% 8/3/2055	22,073	17,793
Oracle Corp. 5.95% 9/26/2055	19,809	15,747
Oracle Corp. 6.70% 2/4/2056	21,603	19,041
Oracle Corp. 3.85% 4/1/2060	4,855	2,739
Oracle Corp. 4.10% 3/25/2061	4,856	2,843
Oracle Corp. 6.10% 9/26/2065	4,611	3,642
Oracle Corp. 6.85% 2/4/2066	7,018	6,166
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (b)	61,717	58,876
Salesforce, Inc. 5.55% 3/15/2036	8,092	7,948
Salesforce, Inc. 6.55% 3/15/2056	4,925	4,810
Synopsys, Inc. 4.85% 4/1/2030	9,675	9,620
Synopsys, Inc. 5.15% 4/1/2035	5,389	5,235
Synopsys, Inc. 5.70% 4/1/2055	25,594	23,710
		611,448
Consumer discretionary 4.99%
Amazon.com, Inc. 4.10% 11/20/2030	14,475	14,031
Amazon.com, Inc. 4.80% 7/9/2031	4,225	4,187
Amazon.com, Inc. 4.55% 3/13/2033	6,752	6,505
Amazon.com, Inc. 4.35% 3/20/2033	13,489	12,854
Amazon.com, Inc. 5.10% 7/9/2033	6,613	6,540
Amazon.com, Inc. 4.65% 11/20/2035	33,468	31,551
Amazon.com, Inc. 4.875% 3/13/2036	17,358	16,509
Amazon.com, Inc. 5.30% 7/9/2036	44,576	43,642
Amazon.com, Inc. 5.45% 11/20/2055	10,790	9,537
Amazon.com, Inc. 5.80% 3/13/2056	11,191	10,330
Amazon.com, Inc. 6.10% 7/9/2056	16,233	15,688
Carnival Corp., Ltd. 6.125% 2/15/2033 (b)	5,658	5,675
Ford Motor Co. 5.291% 12/8/2046	4,849	3,920
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	200
Ford Motor Credit Co., LLC 4.95% 5/28/2027	2,435	2,436
Ford Motor Credit Co., LLC 4.125% 8/17/2027	641	637
Ford Motor Credit Co., LLC 3.815% 11/2/2027	220	217
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,159	1,188
Ford Motor Credit Co., LLC 6.80% 5/12/2028	3,304	3,390
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,322	8,576
Ford Motor Credit Co., LLC 2.90% 2/10/2029	810	764
Ford Motor Credit Co., LLC 7.35% 3/6/2030	240	252
Ford Motor Credit Co., LLC 7.20% 6/10/2030	935	980
Ford Motor Credit Co., LLC 5.73% 9/5/2030	14,074	14,072
Ford Motor Credit Co., LLC 4.00% 11/13/2030	500	468
Ford Motor Credit Co., LLC 6.05% 3/5/2031	21,757	21,954
Ford Motor Credit Co., LLC 5.753% 4/6/2033	10,189	10,032
Ford Motor Credit Co., LLC 6.107% 8/15/2033	677	676
Ford Motor Credit Co., LLC 6.50% 2/7/2035	12,100	12,237
Ford Motor Credit Co., LLC 5.869% 10/31/2035	2,105	2,034
Ford Motor Credit Co., LLC 6.467% 5/22/2036	6,097	6,124
General Motors Financial Co., Inc. 5.35% 1/7/2030	12,300	12,374
General Motors Financial Co., Inc. 5.45% 9/6/2034	3,114	3,053
General Motors Financial Co., Inc. 6.15% 7/15/2035	4,370	4,454
General Motors Financial Co., Inc. 5.45% 1/8/2036	10,700	10,438
Home Depot, Inc. 2.50% 4/15/2027	3,400	3,365
Capital Group Central Corporate Bond Fund — Page 15 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 2.95% 6/15/2029	USD5,000	$4,784
Home Depot, Inc. 3.95% 9/15/2030	600	582
Home Depot, Inc. 1.375% 3/15/2031	757	650
Home Depot, Inc. 4.85% 6/25/2031	10,412	10,406
Home Depot, Inc. 4.95% 6/25/2034	32,524	31,998
Home Depot, Inc. 4.65% 9/15/2035	18,071	17,269
Home Depot, Inc. 5.875% 12/16/2036	2,000	2,070
Home Depot, Inc. 3.125% 12/15/2049	592	380
Home Depot, Inc. 5.30% 6/25/2054	30,228	27,343
Hyundai Capital America 4.875% 6/23/2027 (b)	8,555	8,588
Hyundai Capital America 2.375% 10/15/2027 (b)	1,309	1,276
Hyundai Capital America 4.60% 4/6/2028 (b)	14,207	14,161
Hyundai Capital America 4.75% 6/18/2029 (b)	4,995	4,956
Hyundai Capital America 4.55% 9/26/2029 (b)	16,892	16,673
Hyundai Capital America 5.10% 6/24/2030 (b)	10,621	10,587
Hyundai Capital America 4.50% 9/18/2030 (b)	15,700	15,286
Hyundai Capital America 5.00% 6/18/2031 (b)	1,728	1,707
McDonald’s Corp. 4.95% 3/3/2035	6,731	6,554
McDonald’s Corp. 4.60% 5/26/2045	1,471	1,236
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	12,955	12,357
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	22,669	21,937
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	12,485	11,741
Starbucks Corp. 4.85% 2/8/2027	3,381	3,388
Toyota Motor Corp. 4.186% 6/30/2027	25,803	25,791
Toyota Motor Credit Corp. 4.60% 3/11/2033	3,300	3,191
Toyota Motor Credit Corp. 4.80% 1/11/2036	9,000	8,653
Tractor Supply Co. 5.20% 1/30/2032	12,551	12,529
		576,983
Materials 2.39%
Anglo American Capital PLC 5.25% 3/19/2036 (b)	27,769	26,846
Dow Chemical Co. (The) 4.80% 1/15/2031	9,360	9,185
Dow Chemical Co. (The) 5.15% 2/15/2034	7,156	6,963
Dow Chemical Co. (The) 5.35% 3/15/2035	5,351	5,216
Dow Chemical Co. (The) 5.65% 3/15/2036	5,862	5,755
Dow Chemical Co. (The) 4.375% 11/15/2042	303	241
Dow Chemical Co. (The) 4.625% 10/1/2044	99	79
Dow Chemical Co. (The) 5.55% 11/30/2048	1,625	1,421
Dow Chemical Co. (The) 4.80% 5/15/2049	20,161	15,983
Dow Chemical Co. (The) 3.60% 11/15/2050	3,971	2,574
Dow Chemical Co. (The) 5.60% 2/15/2054	12,084	10,562
Dow Chemical Co. (The) 5.95% 3/15/2055	6,132	5,634
Ecolab, Inc. 4.80% 6/15/2031	2,000	1,985
Ecolab, Inc. 5.15% 6/15/2033	5,000	4,978
Ecolab, Inc. 5.35% 6/15/2036	8,500	8,441
Glencore Funding, LLC 5.20% 7/1/2033 (b)	5,000	4,921
LYB International Finance BV 4.875% 3/15/2044	662	545
LYB International Finance III, LLC 5.125% 1/15/2031	16,104	15,983
LYB International Finance III, LLC 5.50% 3/1/2034	6,489	6,393
LYB International Finance III, LLC 6.15% 5/15/2035	19,985	20,354
LYB International Finance III, LLC 5.875% 1/15/2036	23,341	23,173
LYB International Finance III, LLC 3.375% 10/1/2040	836	605
LYB International Finance III, LLC 4.20% 5/1/2050	4,000	2,845
LYB International Finance III, LLC 3.80% 10/1/2060	6,451	3,989
Capital Group Central Corporate Bond Fund — Page 16 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Martin Marietta Materials, Inc. 5.20% 1/30/2032	USD11,370	$11,375
Martin Marietta Materials, Inc. 5.40% 1/30/2034	20,650	20,654
Martin Marietta Materials, Inc. 5.625% 8/15/2036	10,280	10,285
Martin Marietta Materials, Inc. 6.375% 8/15/2056	3,377	3,451
Sherwin-Williams Co. 2.95% 8/15/2029	2,000	1,895
Sherwin-Williams Co. 4.50% 8/15/2030	7,000	6,881
Sherwin-Williams Co. 2.20% 3/15/2032	6,865	5,926
Sherwin-Williams Co. 5.15% 8/15/2035	14,410	14,139
Sherwin-Williams Co. 2.90% 3/15/2052	3,515	2,084
Vale Overseas, Ltd. 6.40% 6/28/2054	6,519	6,438
Vylor, Inc. 5.125% 8/15/2031 (b)	5,531	5,516
Vylor, Inc. 5.625% 8/15/2036 (b)	3,376	3,377
		276,692
Energy 2.38%
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	8,661	8,618
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	2,690	2,506
Cheniere Energy Partners, LP 5.35% 11/30/2036 (b)	23,200	22,575
Cheniere Energy Partners, LP 6.05% 11/30/2056 (b)	11,674	11,289
Chevron Corp. 2.236% 5/11/2030	8,314	7,613
Chevron Corp. 3.078% 5/11/2050	3,879	2,497
Chevron USA, Inc. 4.405% 2/26/2027	27,091	27,126
Chevron USA, Inc. 3.25% 10/15/2029	3,037	2,916
Chevron USA, Inc. 4.85% 10/15/2035	2,649	2,593
Chevron USA, Inc. 2.343% 8/12/2050	374	205
ConocoPhillips Co. 4.70% 1/15/2030	11,250	11,207
ConocoPhillips Co. 3.80% 3/15/2052	2,444	1,733
ConocoPhillips Co. 5.30% 5/15/2053	4,173	3,736
ConocoPhillips Co. 5.50% 1/15/2055	9,848	9,082
Enterprise Products Operating, LLC 5.20% 1/15/2036	7,936	7,795
EOG Resources, Inc. 5.35% 1/15/2036	8,000	7,920
EOG Resources, Inc. 5.65% 12/1/2054	2,996	2,822
EOG Resources, Inc. 5.95% 7/15/2055	990	975
Exxon Mobil Corp. 3.482% 3/19/2030	7,750	7,462
Exxon Mobil Corp. 2.61% 10/15/2030	1,387	1,279
Exxon Mobil Corp. 3.452% 4/15/2051	17,178	11,793
Petroleos Mexicanos 6.84% 1/23/2030	4,000	4,117
Saudi Arabian Oil Co. 4.375% 2/2/2031 (b)	7,967	7,715
Schlumberger Investment SA 4.55% 5/7/2031	2,797	2,744
Schlumberger Investment SA 4.80% 5/7/2033	14,245	13,947
Schlumberger Investment SA 5.15% 5/7/2036	15,585	15,259
Shell Finance US, Inc. 2.75% 4/6/2030	21,750	20,294
Shell Finance US, Inc. 3.25% 4/6/2050	12,927	8,564
Shell Finance US, Inc. 3.00% 11/26/2051	1,810	1,119
TotalEnergies Capital International SA 2.829% 1/10/2030	12,000	11,293
TotalEnergies Capital International SA 3.127% 5/29/2050	2,413	1,554
TotalEnergies Capital SA 5.488% 4/5/2054	6,654	6,206
TotalEnergies Capital SA 5.275% 9/10/2054	2,219	2,009
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	23,246	22,629
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (b)	4,354	4,071
		275,263
Capital Group Central Corporate Bond Fund — Page 17 of 22

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate 1.37%	Principal amount (000)	Value (000)
Boston Properties, LP 2.55% 4/1/2032	USD372	$321
Boston Properties, LP 2.45% 10/1/2033	1,036	844
Boston Properties, LP 6.50% 1/15/2034	4,395	4,581
Boston Properties, LP 5.75% 1/15/2035	22,740	22,546
Boston Properties, LP 6.05% 10/15/2036	4,120	4,130
Crown Castle, Inc. 5.00% 1/11/2028	8,308	8,334
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	8,711	8,714
Prologis, LP 4.75% 6/15/2033	4,715	4,594
Prologis, LP 5.125% 1/15/2034	10,133	10,019
Prologis, LP 5.00% 3/15/2034	2,125	2,080
Prologis, LP 5.00% 1/31/2035	2,806	2,728
Public Storage Operating Co. 4.70% 2/1/2032	18,166	17,846
Public Storage Operating Co. 5.15% 8/15/2036	21,020	20,445
Simon Property Group, LP 4.375% 10/1/2030	15,000	14,715
Simon Property Group, LP 5.125% 10/1/2035	11,255	10,992
VICI Properties, LP 5.40% 10/15/2031	22,051	21,896
VICI Properties, LP 5.75% 10/15/2036	3,775	3,671
		158,456
Total corporate bonds and notes		9,775,706
U.S. Treasury bonds & notes 6.50% U.S. Treasury 6.50%
U.S. Treasury 3.875% 11/30/2027	4,087	4,067
U.S. Treasury 4.125% 8/31/2028	68,408	68,131
U.S. Treasury 4.25% 8/15/2029	70,154	69,866
U.S. Treasury 4.375% 7/31/2031 (c)	49,504	49,245
U.S. Treasury 4.375% 8/31/2031	113,982	113,327
U.S. Treasury 4.375% 7/31/2033	219	216
U.S. Treasury 4.50% 8/31/2033	438	435
U.S. Treasury 4.625% 8/15/2036	74,783	74,070
U.S. Treasury 5.00% 5/15/2046	2,182	2,119
U.S. Treasury 5.125% 8/15/2046	144,455	142,525
U.S. Treasury 4.75% 5/15/2055	3,250	3,008
U.S. Treasury 5.00% 5/15/2056 (c)	232,701	224,338
		751,347
Bonds & notes of governments & government agencies outside the U.S. 0.36% Mexico 0.36%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (b)	11,105	11,102
United Mexican States 5.375% 3/22/2033	28,682	27,875
United Mexican States 6.625% 1/29/2038	1,070	1,074
United Mexican States 7.375% 5/13/2055	2,040	2,087
		42,138
Total bonds & notes of governments & government agencies outside the U.S.		42,138
Asset-backed obligations 0.32% Other asset-backed securities 0.32%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (b)(d)	8,962	8,431
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (b)(d)	4,157	3,181
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (b)(d)	328	265
Capital Group Central Corporate Bond Fund — Page 18 of 22

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (b)(d)	USD2,808	$2,119
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (b)(d)	28,858	22,638
		36,634
Total asset-backed obligations		36,634
Municipals 0.03% Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,340	3,677
Total bonds, notes & other debt instruments (cost: $10,941,779,000)		10,609,502
Short-term securities 7.25% Money market investments 7.25%	Shares
Capital Group Central Cash Fund 3.78% (e)(f)	8,378,871	837,803
Total short-term securities (cost: $837,801,000)		837,803
Total investment securities 99.04% (cost: $11,779,580,000)		11,447,305
Other assets less liabilities 0.96%		110,598
Net assets 100.00%		$11,557,903
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	4,330	1/6/2027	USD888,665	$(2,184)
5 Year U.S. Treasury Note Futures	Long	2,815	1/6/2027	297,554	(1,440)
10 Year U.S. Treasury Note Futures	Short	3,676	12/31/2026	(395,744)	2,510
10 Year Ultra U.S. Treasury Note Futures	Short	11,521	12/31/2026	(1,260,649)	6,275
20 Year U.S. Treasury Bond Futures	Long	9,180	12/31/2026	997,177	(3,114)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,180	12/31/2026	(129,837)	620
					$2,667
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD41,282	$(885)	$(666)	$(219)
Capital Group Central Corporate Bond Fund — Page 19 of 22

unaudited
Investments in affiliates (f)

	Value at 6/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 7.25%
Money market investments 7.25%
Capital Group Central Cash Fund 3.78% (e)	$1,337,212	$1,201,438	$1,700,888	$28	$13	$837,803	$8,283

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,091,138,000, which represented 9.44% of the net assets of the fund.

(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $17,507,000, which represented 0.15% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Rate represents the seven-day yield at 8/31/2026.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average
Capital Group Central Corporate Bond Fund — Page 20 of 22

unaudited
month-end notional amount of futures contracts while held was $4,380,213,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $795,949,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$9,775,706	$—	$9,775,706
U.S. Treasury bonds & notes	—	751,347	—	751,347
Bonds & notes of governments & government agencies outside the U.S.	—	42,138	—	42,138
Asset-backed obligations	—	36,634	—	36,634
Municipals	—	3,677	—	3,677
Short-term securities	837,803	—	—	837,803
Total	$837,803	$10,609,502	$—	$11,447,305

Capital Group Central Corporate Bond Fund — Page 21 of 22

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,405	$—	$—	$9,405
Liabilities:
Unrealized depreciation on futures contracts	(6,738)	—	—	(6,738)
Unrealized depreciation on centrally cleared credit default swaps	—	(219)	—	(219)
Total	$2,667	$(219)	$—	$2,448
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Auth. = Authority
CME = CME Group
DAC = Designated Activity Company
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-137-1026
Capital Group Central Corporate Bond Fund — Page 22 of 22